Loans, Troubled Debt Restructurings (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Loan	Jun. 30, 2017 USD ($) Loan	Jun. 30, 2018 USD ($) Loan	Jun. 30, 2017 USD ($) Loan	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Troubled debt restructurings [Abstract]
Impaired TDR loans, number of loans | Loan	11		11		10	11
Impaired TDR loans	$ 4,006		$ 4,006		$ 4,163	$ 4,992
Unfunded commitments	$ 0		$ 0		$ 0	$ 0
Number of TDR loans accruing interest | Loan	9		9		9	10
TDR loan accruing interest	$ 3,273		$ 3,273		$ 3,398	$ 4,616
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan	0	2	1	2	2	1
Unpaid principal pre-modification	$ 0	$ 636	$ 2	$ 636	$ 633	$ 376
Post-modification outstanding recorded investment	$ 0	$ 436	$ 2	$ 436	$ 430	$ 376
TDR loans as percentage of total loan balance	1.00%		1.00%		1.00%
Forgiveness of Principal [Member]
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan	0	2	1	2	2
Unpaid principal pre-modification	$ 0	$ 636	$ 2	$ 636	$ 633
Post-modification outstanding recorded investment	$ 0	$ 436	$ 2	$ 436	$ 430
Consumer - Other [Member] | Forgiveness of Principal [Member]
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan	0		1
Unpaid principal pre-modification	$ 0		$ 2
Post-modification outstanding recorded investment	$ 0		$ 2
Residential Mortgage [Member] | Forgiveness of Principal [Member]
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan		2		2	2
Unpaid principal pre-modification		$ 636		$ 636	$ 633
Post-modification outstanding recorded investment		$ 436		$ 436	$ 430
Residential Mortgage [Member] | Forgiveness of Principal [Member] | Junior Lien, Closed-End [Member]
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan		2		2	2
Unpaid principal pre-modification		$ 636		$ 636	$ 633
Post-modification outstanding recorded investment		$ 436		$ 436	$ 430